UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from July 1, 2020 to July 31, 2020

Commission File Number of issuing entity 333-189182-01, 333-208463 and 333-230197-02
Central Index Key Number of issuing entity: 0001282663

World Financial Network Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-189182, 333-208463-01 and 333-230197
Central Index Key Number of depositor: 0001139552

WFN Credit Company, LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001007254

Comenity Bank
(Exact name of sponsor as specified in its charter)

Cynthia L. Hageman  (214) 494-3000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	31-1772814
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

One Righter Parkway, Suite 100 Wilmington, Delaware	19803
(Address of principal executive offices of issuing entity)	(Zip Code)

(302) 529-6140
(Telephone number, including area code)

N/A
(Former Name, former address, if changed since last report)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2015-B, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2016-A, Class A, Class M, Class B, Class C and Class D	☐	☐	☒
Series 2017-C, Class A, Class M, Class B	☐	☐	☒
Series 2018-A, Class A, Class M, Class B	☐	☐	☒
Series 2018-B, Class A, Class M, Class B	☐	☐	☒
Series 2018-C, Class A, Class M, Class B	☐	☐	☒
Series 2019-A, Class A, Class M, Class B	☐	☐	☒
Series 2019-B, Class A, Class M, Class B	☐	☐	☒
Series 2019-C, Class A, Class M, Class B	☐	☐	☒

Indicate by check mark whether the registrant: (1) has filed all reports required by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐ [Check]

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibit 99.1.

No assets securitized by the depositor and held by World Financial Network Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from July 1, 2020 to July 31, 2020.

The depositor filed its most recent Form ABS-15G on January 31, 2020. The CIK number of the depositor is 0001139552.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

In response to the COVID-19 pandemic, the Servicer has offered forbearance programs to certain accounts that provide for short-term modifications in the form of payment deferrals and late fee waivers to accounts that were current as of their most recent billing cycle prior to the announcement of the forbearance programs.  Those accounts receiving forbearance relief may not advance to the next delinquency cycle, including eventually to charge-off, in the same timeframe that would have occurred had the forbearance relief not been granted. Thus, delinquency data set forth in this Monthly Noteholder's Statement may be impacted by the forbearance relief granted in connection with the COVID-19 pandemic.

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

For each of Series 2015-B, Series 2016-A, Series 2017-C, Series 2018-A, Series 2018-B, Series 2018-C, Series 2019-A, Series 2019-B, and Series 2019-C is the applicable Portfolio Yield averaged over any three consecutive Monthly Periods less than the applicable Base Rate averaged over such period?  Yes ☐     No ☒

Was the depositor required to designate additional accounts during the distribution period because: (i) the average Transferor Amount was less than the average Minimum Transferor Amount during any period of 30 consecutive days or (ii) the aggregate amount of principal receivables plus amounts in the Excess Funding Account was less than the Required Principal Balance on any business day during the distribution period?  Yes ☐     No ☒

Item 1A.	Asset-Level Information.

Not applicable.

Item 1B.	Asset Representations Reviewer and Investor Communication.

Not applicable.

Item 3.	Sales of Securities and Use of Proceeds.

Not applicable.

Item 5.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 7.	Change in Sponsor Interest in the Securities.

Not applicable.

Item 10.	Exhibits.

Exhibit No.	Document Description
99.1
Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2015-B, Series 2016-A, Series 2017-C, Series 2018-A, Series 2018-B, Series 2018-C, Series 2019-A, Series 2019-B, and Series 2019-C for the August 17, 2020 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: August 17, 2020	By:	/s/ Michael Blackham
	Name:	Michael Blackham
	Title:	Treasurer

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1
Monthly Noteholder’s Statement for World Financial Network Credit Card Master Note Trust, Series 2015-B, Series 2016-A, Series 2017-C, Series 2018-A, Series 2018-B, Series 2018-C, Series 2019-A, Series 2019-B, and Series 2019-C for the August 17, 2020 Payment Date.